Deferred Revenues and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Recognition of upfront payments			$ 19,535
Development And Commercial Milestones [Member]
Statement [Line Items]
Recognition of upfront payments			16,900
Potential milestones to receive	$ 2,500		$ 2,500